Related Party Disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Related Party Disclosure [Abstract]
Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	17	12	12
Fees for management and administrative services	88	544	548
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 29	1,303	344	339
Income from office lease	478	323	318
Fossal S.A.A. (Fossal)
Income from office lease	19	15	12
Fees for management and administrative services	48	40	42
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	24	28	26
Fees for management and administrative services	698	1,160	1,175
Asociación Sumac Tarpuy
Income from office lease	18	-	-
Expense
Security services provided by Compañía Minera Ares	1,912	1,989	2,059

Schedule of rights and obligations
	2020		2019
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)
Fosfatos del Pacífico S.A.	1,449	-	543	-
Compañía Minera Ares S.A.C.	678	1,348	207	1,772
Inversiones ASPI S.A.	-	211	157	-
Other	85	-	264	-

	2,212	1,559	1,171	1,772